Equity (Details)	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Issue One [Member]
Class of Stock [Line Items]
Target Period	Dec. 31, 2015
Target Price Of Ordinary Shares | $ / shares	$ 13.00
Issue Two [Member]
Class of Stock [Line Items]
Target Period	Dec. 31, 2016
Target Price Of Ordinary Shares | $ / shares	$ 15.00
Maximum [Member]
Class of Stock [Line Items]
Number of Earnout Shares	500,000
Maximum [Member] | Issue One [Member]
Class of Stock [Line Items]
Earnings before Interest, Taxes, Depreciation, and Amortization Target | $	$ 40,000,000
Number of Earnout Shares	1,000,000
Maximum [Member] | Issue Two [Member]
Class of Stock [Line Items]
Earnings before Interest, Taxes, Depreciation, and Amortization Target | $	$ 45,000,000
Number of Earnout Shares	1,500,000
Minimum [Member]
Class of Stock [Line Items]
Number of Earnout Shares	416,667
Minimum [Member] | Issue One [Member]
Class of Stock [Line Items]
Earnings before Interest, Taxes, Depreciation, and Amortization Target | $	$ 35,000,000
Number of Earnout Shares	875,000
Minimum [Member] | Issue Two [Member]
Class of Stock [Line Items]
Earnings before Interest, Taxes, Depreciation, and Amortization Target | $	$ 40,000,000
Number of Earnout Shares	1,333,333